                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HARBOR FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

  PAR
AMOUNT
 (000)   DESCRIPTION                                           COUPON     MATURITY      VALUE
------   ------------------------------------------------   -----------   --------   -----------
         DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS 69.9%
         ADVERTISING 0.5%
 1,300   Interpublic Group of Cos., Inc. ................         4.500   03/15/23     1,550,250
                                                                                     -----------
         AEROSPACE & DEFENSE 2.3%
 3,915   L-3 Communications Corp. .......................         3.000   08/01/35     4,198,837
 2,375   Lockheed Martin Corp. (b).......................         5.110   08/15/33     3,303,934
                                                                                     -----------
                                                                                       7,502,771
                                                                                     -----------
         AIRLINES 0.8%
 2,700   ExpressJet Holdings, Inc. ......................         4.250   08/01/23     2,602,125
                                                                                     -----------
         ALTERNATIVE CARRIERS 0.7%
 1,831   Time Warner Telecom, Inc. ......................         2.375   04/01/26     2,403,188
                                                                                     -----------
         APPLICATION SOFTWARE 0.9%
 1,300   Cadence Design Systems, Inc. (a)................         1.375   12/15/11     1,473,875
 1,300   Cadence Design Systems, Inc. (a)................         1.500   12/15/13     1,488,500
                                                                                     -----------
                                                                                       2,962,375
                                                                                     -----------
         AUTOMOTIVE 1.1%
 3,250   Ford Motor Co. .................................         4.250   12/15/36     3,599,375
                                                                                     -----------
         BIOTECHNOLOGY 0.5%
 1,625   PDL BioPharma, Inc. ............................         2.000   02/15/12     1,791,563
                                                                                     -----------
         BROADCASTING & CABLE TV 2.1%
    50   Comcast Corp. (b)...............................         2.000   10/15/29     2,021,500
 2,000   Liberty Media Corp. (a).........................         0.750   03/30/23     2,352,500
 2,175   Liberty Media Corp. ............................         0.750   03/30/23     2,558,344
                                                                                     -----------
                                                                                       6,932,344
                                                                                     -----------
         CASINOS & GAMING 0.7%
 1,800   Scientific Games Corp. (c)......................   0.750/0.500   12/01/24     2,211,750
                                                                                     -----------
         CHEMICALS 0.2%
   660   Pioneer Cos., Inc. (a)..........................         2.750   03/01/27       694,650
                                                                                     -----------

         COMMUNICATIONS EQUIPMENT 2.7%
 1,950   Arris Group, Inc. ..............................         2.000   11/15/26     2,215,785
 2,200   Ciena Corp. ....................................         3.750   02/01/08     2,169,750
 1,625   Finisar Corp. ..................................         5.250   10/15/08     1,620,937
 2,925   Symmetricom, Inc. ..............................         3.250   06/15/25     2,910,375
                                                                                     -----------
                                                                                       8,916,847
                                                                                     -----------
         COMPUTER STORAGE & PERIPHERALS 2.7%
 3,250   Electronics for Imaging, Inc. ..................         1.500   06/01/23     3,404,375
 3,250   EMC Corp. (a)...................................         1.750   12/01/11     3,505,938
 1,990   Maxtor Corp. ...................................         6.800   04/30/10     2,221,337
                                                                                     -----------
                                                                                       9,131,650
                                                                                     -----------
         CONSTRUCTION MACHINERY 0.9%
 2,250   Actuant Corp. ..................................         2.000   11/15/23     3,043,125
                                                                                     -----------
         CONSUMER FINANCE 0.9%
 3,000   SLM Corp. (d)...................................         5.310   07/25/35     3,003,000
                                                                                     -----------
         CONSUMER PRODUCTS 0.5%
 1,560   Eastman Kodak Co. ..............................         3.375   10/15/33     1,565,850
                                                                                     -----------
         DATA PROCESSING & OUTSOURCED SERVICES 1.0%
 3,250   Electronic Data Systems Corp. ..................         3.875   07/15/23     3,436,875
                                                                                     -----------
         ENTERTAINMENT 0.7%
 2,500   Sinclair Broadcast Group, Inc. .................         6.000   09/15/12     2,446,875
                                                                                     -----------
         ENVIRONMENTAL & FACILITIES SERVICES 1.1%
 1,050   Allied Waste Industries, Inc. ..................         4.250   04/15/34     1,001,437
 2,300   Waste Connections, Inc. ........................         3.750   04/01/26     2,521,375
                                                                                     -----------
                                                                                       3,522,812
                                                                                     -----------
         FOOD PRODUCTS 1.2%
 3,950   Archer- Daniels-Midland Co. (a).................         0.875   02/15/14     4,088,250
                                                                                     -----------
         HEALTH CARE 6.1%
 3,250   American Medical Systems Holdings, Inc. ........         3.250   07/01/36     4,143,750
 1,625   Beckman Coulter, Inc. (a).......................         2.500   12/15/36     1,718,437
 3,250   Cubist Pharmaceuticals, Inc. ...................         2.250   06/15/13     3,180,938
 1,800   Cytyc Corp. ....................................         2.250   03/15/24     2,214,000
 3,400   Fisher Scientific International, Inc. ..........         3.250   03/01/24     4,615,500
 1,105   Kyphon, Inc. (a)................................         1.000   02/01/12     1,103,619
 1,105   Kyphon, Inc. (a)................................         1.250   02/01/14     1,095,331

 1,620   MedImmune, Inc. (a).............................         1.625   07/15/13     2,035,125
                                                                                     -----------
                                                                                      20,106,700
                                                                                     -----------
         HEALTH CARE EQUIPMENT 1.7%
 2,100   Medtronic, Inc., Ser B..........................         1.250   09/15/21     2,105,250
 3,400   Medtronic, Inc. ................................         1.500   04/15/11     3,493,500
                                                                                     -----------
                                                                                       5,598,750
                                                                                     -----------
         HOUSEHOLD PRODUCTS 2.0%
 4,000   Church & Dwight Co., Inc. (a)...................         5.250   08/15/33     6,730,000
                                                                                     -----------
         INDEPENDENT ENERGY 1.3%
 3,250   Covanta Holding Corp. ..........................         1.000   02/01/27     3,209,375
   975   SunPower Corp. .................................         1.250   02/15/27     1,016,437
                                                                                     -----------
                                                                                       4,225,812
                                                                                     -----------
         INTERNET RETAIL 0.8%
 2,840   Amazon.com, Inc. ...............................         4.750   02/01/09     2,832,900
                                                                                     -----------
         INTERNET SOFTWARE AND SERVICES 0.4%
   500   Safeguard Scientifics, Inc. (a).................         2.625   03/15/24       435,625
 1,000   Safeguard Scientifics, Inc. ....................         2.625   03/15/24       871,250
                                                                                     -----------
                                                                                       1,306,875
                                                                                     -----------
         INTEGRATED TELECOMMUNICATION SERVICES 1.2%
 1,300   Level 3 Communications, Inc. ...................         3.500   06/15/12     1,703,000
 2,210   Level 3 Communications, Inc. ...................         6.000   09/15/09     2,146,463
                                                                                     -----------
                                                                                       3,849,463
                                                                                     -----------
         LODGING 2.1%
 2,640   Ambassadors International, Inc. (a) ............         3.750   04/15/27     2,828,100
 2,500   Hilton Hotels Corp. ............................         3.375   04/15/23     4,078,125
                                                                                     -----------
                                                                                       6,906,225
                                                                                     -----------
         MEDIA-NONCABLE 1.9%
 5,250   Walt Disney Co. ................................         2.125   04/15/23     6,372,188
                                                                                     -----------
         OIL FIELD SERVICES 3.9%
 4,225   Cameron International Corp. ....................         2.500   06/15/26     4,885,156
 3,640   Chesapeake Energy Corp. ........................         2.750   11/15/35     3,808,350
   600   McMoRan Exploration Co. ........................         5.250   10/06/11       640,500
 3,575   SESI, LLC (a) (c)...............................   1.500/1.250   12/15/26     3,628,625
                                                                                     -----------
                                                                                      12,962,631
                                                                                     -----------
         OIL AND GAS SUPPLIER 0.5%
 1,500   Peabody Energy Corp. ...........................         4.750   12/15/66     1,490,625
                                                                                     -----------

         PHARMACEUTICALS 5.9%
$3,100   First Horizon Pharmaceutical Corp. .............         1.750%  03/08/24   $ 3,495,250
 3,250   Genzyme Corp. ..................................         1.250   12/01/23     3,355,625
 2,080   Gilead Sciences, Inc. ..........................         0.500   05/01/11     2,360,800
 2,355   Millipore Corp. (a).............................         3.750   06/01/26     2,537,512
   895   Millipore Corp. ................................         3.750   06/01/26       964,363
 3,000   NPS Pharmaceuticals, Inc. ......................         3.000   06/15/08     2,771,250
   660   ViroPharma, Inc. ...............................         2.000   03/15/17       678,975
 3,145   Wyeth (a)(d)....................................         4.877   01/15/24     3,368,924
                                                                                     -----------
                                                                                      19,532,699
                                                                                     -----------
         REITS 0.7%
 1,500   Archstone-Smith Operating Trust.................         4.000   07/15/36     1,571,250
   650   Digital Realty Trust, Inc. (a)..................         4.125   08/15/26       837,694
                                                                                     -----------
                                                                                       2,408,944
                                                                                     -----------
         RETAILERS 1.4%
 1,600   Best Buy, Inc. .................................         2.250   01/15/22     1,800,000
 3,000   Collegiate Pacific, Inc. .......................         5.750   12/01/09     2,805,000
                                                                                     -----------
                                                                                       4,605,000
                                                                                     -----------
         SEMICONDUCTOR EQUIPMENT 0.9%
 3,000   Veeco Instruments, Inc. ........................         4.125   12/21/08     2,936,250
                                                                                     -----------
         SEMICONDUCTORS 5.5%
 3,900   Agere Systems, Inc. ............................         6.500   12/15/09     4,012,125
 1,300   Cypress Semiconductor Corp. (a).................         1.000   09/15/09     1,317,875
 4,250   Fairchild Semiconductor Corp. ..................         5.000   11/01/08     4,223,437
 1,300   Intel Corp. ....................................         2.950   12/15/35     1,131,000
 3,250   Intel Corp. (a).................................         2.950   12/15/35     2,827,500
 3,600   LSI Logic Corp. (a).............................         4.000   05/15/10     3,874,500
 1,200   Pixelworks, Inc. ...............................         1.750   05/15/24       928,500
                                                                                     -----------
                                                                                      18,314,937
                                                                                     -----------
         SERVICES 0.6%
 2,267   Greenbrier Cos., Inc. (The).....................         2.375   05/15/26     2,043,134
                                                                                     -----------
         TECHNOLOGY 6.6%
 1,950   ADC Telecommunications, Inc. (d)................         5.729   06/15/13     1,891,500
 1,950   Anixter International, Inc. (a).................         1.000   02/15/13     2,298,562

 1,980   Equinix, Inc. ..................................         2.500   04/15/12     2,004,750
   650   General Cable Corp. ............................         0.875   11/15/13       797,875
 3,900   Hewlett-Packard Co. ............................             *   10/14/17     2,822,625
 1,950   Hutchinson Technology, Inc. ....................         3.250   01/15/26     1,823,250
 3,255   Itron, Inc. ....................................         2.500   08/01/26     3,914,137
 2,600   ON Semiconductor Corp. (a)......................         2.625   12/15/26     2,925,000
 1,950   Skyworks Solutions, Inc. (a)....................         1.250   03/01/10     1,869,563
   975   Yahoo!, Inc. ...................................             *   04/01/08     1,508,813
                                                                                     -----------
                                                                                      21,856,075
                                                                                     -----------
         TRADING COMPANIES & DISTRIBUTORS 0.8%
 2,600   WESCO International, Inc. (a)...................         1.750   11/15/26     2,538,250
                                                                                     -----------
         WIRELESS 4.1%
 3,540   Nextel Communications...........................         5.250   01/15/10     3,531,150
   600   NII Holdings, Inc. .............................         2.750   08/15/25       968,250
 2,100   NII Holdings, Inc. .............................         2.875   02/01/34     6,027,000
 2,600   TriZetto Group, Inc. ...........................         2.750   10/01/25     3,250,000
                                                                                     -----------
                                                                                      13,776,400
                                                                                     -----------
         TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS
            69.9%........................................                            231,799,533
                                                                                     -----------

         FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS 5.3%
 5,050   Carnival Corp. (Panama) (c).....................   1.132/0.000   04/29/33     3,541,313
 3,100   Flextronics International Ltd.
            (Singapore)..................................         1.000   08/01/10     2,991,500
 1,650   Nortel Networks Corp.
            (Canada) (a).................................         1.750   04/15/12     1,662,375
 1,650   Nortel Networks Corp.
            (Canada) (a).................................         2.125   04/15/14     1,666,500
 2,460   Schlumberger Ltd., Ser A
            (Netherlands Antilles).......................         1.500   06/01/23     4,732,425
 2,920   Teva Pharmaceutical Industries
            Ltd., Ser D (Israel).........................         1.750   02/01/26     2,854,300
                                                                                     -----------
         TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS
            5.3%.........................................                             17,448,413
                                                                                     -----------

DESCRIPTION                                                                SHARES        VALUE
-----------                                                               --------   ------------
CONVERTIBLE PREFERRED STOCKS 20.7%
ADVERTISING 0.4%
Interpublic Group of Cos., Inc., Ser B, 5.250% (a).....................      1,300      1,469,000
                                                                                     ------------
AUTOMOBILE MANUFACTURERS 3.4%
Ford Motor Co. Capital Trust II, 6.500%................................    114,750      4,131,000
General Motors Corp., Ser B, 5.250%....................................    158,000      3,318,000
General Motors Corp., Ser C, 6.250%....................................     65,000      1,495,000
Retail Ventures, Inc., 6.625%..........................................     32,500      2,352,187
                                                                                     ------------
                                                                                       11,296,187
                                                                                     ------------
COMMUNICATIONS EQUIPMENT 1.3%
Lucent Technologies Capital Trust I, 7.750%............................      4,100      4,255,288
                                                                                     ------------
DIVERSIFIED CHEMICALS 0.7%
Huntsman Corp., 5.000%.................................................     54,100      2,306,013
                                                                                     ------------
DIVERSIFIED METALS & MINING 2.1%
Freeport-McMoRan Copper & Gold, Inc., 6.750%...........................     33,000      3,528,030
Freeport-McMoRan Copper & Gold, Inc., 5.500%...........................      2,250      3,432,375
                                                                                     ------------
                                                                                        6,960,405
                                                                                     ------------

GAS UTILITIES 0.6%
Southern Union Co., 5.000%.............................................     36,100      2,020,517
                                                                                     ------------
HOUSEWARES & SPECIALTIES 1.0%
Newell Financial Trust I, 5.250%, QUIPS................................     70,000      3,438,750
                                                                                     ------------
INVESTMENT BANKING & BROKERAGE 3.0%
E*TRADE Financial Corp., 6.125%........................................     48,750      1,360,612
Lazard, Ltd., 6.625% (Bermuda).........................................    120,000      5,246,400
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES..................    120,000      3,330,000
                                                                                     ------------
                                                                                        9,937,012
                                                                                     ------------
LIFE & HEALTH INSURANCE 1.6%
MetLife, Inc., Ser B, 6.375%...........................................    162,500      5,240,625
                                                                                     ------------
METAL & GLASS CONTAINERS 0.5%
Owens - Illinois, Inc, 4.750%..........................................     41,760      1,612,980
                                                                                     ------------
MULTI-LINE INSURANCE 1.4%
Citigroup Funding, Inc., Ser GNW, 4.583%...............................    138,000      4,500,180
                                                                                     ------------
PHARMACEUTICALS 1.1%
Schering-Plough Corp., 6.000%..........................................     62,400      3,689,400
                                                                                     ------------
PROPERTY & CASUALTY INSURANCE 1.0%
XL Capital Ltd., 6.500% (Cayman Islands)...............................    134,500      3,177,562
                                                                                     ------------
REAL ESTATE INVESTMENT TRUST 0.5%
Simon Property Group, Inc., 6.000%.....................................     20,600      1,823,100
                                                                                     ------------
SPECIALTY STORES 0.7%
United Rentals Trust I, 6.500%.........................................     46,083      2,269,588
                                                                                     ------------
THRIFTS & MORTGAGE FINANCE 1.4%
Fannie Mae, 5.375%.....................................................         45      4,524,790
                                                                                     ------------
TOTAL CONVERTIBLE PREFERRED STOCKS 20.7%...............................                68,521,397
                                                                                     ------------
COMMON STOCKS 0.9%
ALTERNATIVE CARRIERS 0.0%
Level 3 Communications, Inc. (e).......................................          1              6
                                                                                     ------------

OIL & GAS STORAGE & TRANSPORTATION 0.9%
Williams Cos., Inc. ...................................................    111,647      3,177,473
                                                                                     ------------
TOTAL COMMON STOCKS 0.9%...............................................                 3,177,479
                                                                                     ------------
TOTAL LONG-TERM INVESTMENTS 96.8%
   (Cost $292,052,767).................................................               320,946,822
                                                                                     ------------
REPURCHASE AGREEMENTS 1.5%
Citigroup Global Markets, Inc. ($1,346,115 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,346,710)........                 1,346,115
State Street Bank & Trust Co. ($3,765,885 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $3,767,494)........                 3,765,885
                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,112,000)...................................................                 5,112,000
                                                                                     ------------
TOTAL INVESTMENTS 98.3%
   (Cost $292,164,767).................................................               326,058,822
OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%.............................                 5,514,208
                                                                                     ------------
NET ASSETS 100.0%......................................................              $331,573,030
                                                                                     ============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Variable Rate Coupon

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d)  Floating Rate Coupon

(e) Non-income producing security as this stock currently does not declare dividends.

PIES - Premium Income Exchangeable Securities

QUIPS - Quarterly Income Preferred Securities

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007